Share Based Payments	12 Months Ended
Dec. 31, 2024
Share Based Payments [Abstract]
SHARE BASED PAYMENTS

Note 15:- SHARE BASED PAYMENTS

a.	Stock Option Plans of the Company:

Under the Company’s 2007 Stock Option Plan, as amended (“the 2007 Plan”), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the 2007 Plan, which is valid until August 1, 2027, the Company reserved 2,750,000 Ordinary shares for issuance. As of December 31, 2024, an aggregate of 952,500 Ordinary shares of the Company are available for future grants under the 2007 Plan. Each option granted under the 2007 Plan is exercisable for a period of ten years from the date of the grant of the option.

The exercise price for each option is determined by the Board of Directors and set forth in the Company’s award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over 3-4 years. Any option that is forfeited or canceled before expiration becomes available for future grants under the 2007 Plan.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards. The Company accounts for forfeitures as they occur.

The Company uses the Binomial option-pricing model (“the Binomial model”) to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of each option granted using the Binomial model, was estimated on the date of grant with the following assumptions: expected volatility was based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate was based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted was derived from the output of the option valuation model and represented the period of time that options granted were expected to be outstanding. Estimated forfeitures were based on actual historical pre-vesting forfeitures. Since dividend payments are applied to reduce the exercise price of the option, the effect of the dividend protection was reflected by using an expected dividend assumption of zero.

No grants were made to employees or directors in 2023 and 2024. As of December 31, 2023 and 2024, there were no options outstanding or exercisable under the 2007 Plan.

b.	Stock Option Plan of Comm-IT Solutions:

Under the Comm-IT Solutions’ 2022 Stock Option Plan, (“Comm-IT Solutions 2022 Plan”), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to Comm-IT Solutions 2022 Plan, Comm-IT Technology Solutions Ltd. (“Comm-IT”) shall reserve in its registered and reserved capital, such sufficient number of shares (subject to any adjustment in the capital under the Comm-IT Solutions 2022 Plan) required in order to consummate the Comm-IT Solutions 2022 Plan.

In December 2022, Comm-IT awarded 12 of its senior officers 4,028 options to purchase 4,028 shares of Comm-IT, at an exercise price ranging between $0.27-$1,812. 827 of the options fully vested upon their grant, whereas the vesting of the remainder of the options are subject to Comm-IT and its subsidiaries meeting certain EBITDA targets to be achieved by one of the years 2023-2024. In 2023, CommIT fully achieved plan EBITDA targets. Subject to the achievement of the EBITDA targets, as well as the officers continued employment with Comm-IT throughout 2027, the options will vest at certain points in time throughout the years 2024 to 2027.

In May 2024, Comm-IT awarded 116 options to four of its senior officers to purchase 116 shares of Comm-IT. The options were granted under the Comm-IT Solutions 2022 Plan, at an exercise price of $1,812 per share. The options are subject to a vesting schedule and performance conditions similar to those applicable to the options granted in December 2022, including the achievement of EBITDA targets and continued employment through 2027.

A summary of employee option activity under the Comm-IT Solutions 2022 Plan as of December 31, 2023 and changes during the year ended December 31, 2024 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)
Outstanding at January 1, 2024	4,028	$256.79	6.94
Granted	116	1,767.79
Exercised	(451)	-

Outstanding at December 31, 2024	3,693	252.74	5.94

Exercisable at December 31, 2024	3,388	$142.65	5.93

As of December 31, 2024, there was $176 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized in full over a weighted average period of 1.3 years.

The options outstanding as of December 31, 2024, have been separated into exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Weighted average exercise price of exercisable options
In $
-	2,787	5.92	2,787	$-
116.83	297	5.99	297	116.83
1,475.76	609	5.99	304	1,475.76
	3,693	5.94	3,388	$142.65

The fair value of the options granted in 2022 and 2024 using the Binomial model, was estimated on the date of grant with the following assumptions:

	Year ended December 31, 2022	Year ended December 31, 2024

Share price	$2,110	$3,635
Contractual life	8 years	7 years
Expected exercise factor	1.5	1.5
Dividend yield	0%	0%
Expected volatility (weighted average)	41%	41%
Risk-free interest rate	3.28%-3.65%	5.01%- 4.27%
Fair value of option at the grant date	$1,078-$2,126	$2,360

c.	Cost of share-based payment:

During the years ended December 31 2022, 2023 and 2024 the Company share-based payment expense under the 2007 plan and Comm-IT Solution 2022 Plan amounted to $2,079, $3,798 and $1,607 respectively, as follows:

	Year ended December 31,
	2022	2023	2024

Selling and marketing expenses	$(56)	$(225)	$-
General and administrative expenses	2,135	4,023	1,607
	$2,079	$3,798	$1,607